Mezzanine equity (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Mezzanine equity
Redeemable non-controlling interest	$ 41,456,387	$ 0
Class A restricted voting shares	0	582,622,025
Subscription receipts	0	25,087,000
Total mezzanine equity	$ 41,456,387	$ 607,709,025